Pensions and Other Postretirement Benefits	3 Months Ended
Mar. 29, 2015
Compensation and Retirement Disclosure [Abstract]
Pensions and Other Postretirement Benefits
Pensions and Other Post-Retirement Benefits
Heinz's employees participate in various employee benefit plans that were in place prior to the acquisition.
The components of net periodic benefit (income)/expense are as follows:

	First Quarter Ended
	March 29, 2015	March 30, 2014	March 29, 2015	March 30, 2014
	Pension Benefits		Other Retiree Benefits
	(In millions)
Service cost	$6	$7	$1	$1
Interest cost	26	35	2	2
Expected return on plan assets	(48)	(55)	—	—
Amortization of prior service cost/(credit)	—	—	(1)	(2)
Amortization of unrecognized (gain)/loss	1	—	—	—
Settlements	—	—	—	—
Net periodic benefit (income)/expense	$(15)	$(13)	$2	$1

The amounts recognized for pension benefits as Other non-current assets on Heinz's condensed consolidated balance sheets were $583 million as of March 29, 2015 and $581 million as of December 28, 2014.

During the first quarter of 2015, Heinz contributed $15 million to these defined benefit plans. Heinz expects to make combined cash contributions of approximately $88 million for the year ended January 3, 2016.  However, actual contributions may be affected by pension asset and liability valuations during the year.